Segment Reporting (Details) - Schedule of Net Profit or Loss - Reportable segments [member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Profit or Loss [Member]
Segment Revenue	$ 31,772,286	$ 20,022,529	$ 17,460,773
Cost of revenue	(28,120,506)	(17,450,131)	(15,162,385)
Other income	1,830,899	1,952,420	996,093
Selling and marketing expenses	(191,582)	(325,678)	(189,142)
General and administrative expenses	(3,846,367)	(2,909,167)	(2,577,199)
Other expenses	(27,781)	(57,113)	(10,380)
Finance cost	(328,610)	(329,370)	(169,608)
Income tax expenses	(224,302)	(142,150)	14,708
Segment Profit (loss)	864,037	761,340	362,860
Cleaning [Member]
Schedule of Net Profit or Loss [Member]
Segment Revenue	18,565,897	13,221,770	12,458,390
Cost of revenue	(17,156,622)	(11,899,993)	(11,396,564)
Other income	1,212,231	1,899,039	812,554
Selling and marketing expenses	(46,188)	(62,328)	(73,846)
General and administrative expenses	(904,227)	(746,604)	(576,479)
Other expenses	(14,214)	(57,111)	(10,362)
Finance cost	(160,662)	(285,368)	(169,608)
Income tax expenses	(133,672)	(107,220)	(7,963)
Segment Profit (loss)	1,362,543	1,962,185	1,036,122
Manpower [Member]
Schedule of Net Profit or Loss [Member]
Segment Revenue	13,206,389	6,800,759	5,002,383
Cost of revenue	(10,963,884)	(5,550,138)	(3,765,821)
Other income	618,668	53,381	183,539
Selling and marketing expenses	(145,394)	(263,350)	(115,296)
General and administrative expenses	(606,278)	(77,997)	(74,872)
Other expenses	(13,567)	(2)	(18)
Finance cost	(58,086)
Income tax expenses	(90,630)	(34,930)	22,671
Segment Profit (loss)	1,947,218	927,723	1,252,586
Unallocated [Member]
Schedule of Net Profit or Loss [Member]
Segment Revenue
Cost of revenue
Other income
Selling and marketing expenses
General and administrative expenses	(2,335,862)	(2,084,566)	(1,925,848)
Other expenses
Finance cost	(109,862)	(44,002)
Income tax expenses
Segment Profit (loss)	$ (2,445,724)	$ (2,128,568)	$ (1,925,848)